Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Net operating loss carryforwards	$ 31,800,000	$ 29,400,000
Accrued interest payable related to uncertain tax positions	123,000	116,000
Undistributed earnings of domestic subsidiaries	35,100,000
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900,000